Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Income Taxes
7.	Income Taxes

Corporate Income Tax

The major components of consolidated net deferred income tax assets and liabilities recognized in our consolidated statements of financial position as at December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Net deferred income tax assets	13,385	19,556
Net deferred income tax liabilities	169	726

The components of our consolidated net deferred income tax assets and liabilities as at December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Net deferred income tax assets:
Pension and other employee benefits	3,590	6,394
Unamortized past service pension costs	3,364	4,874
Unearned revenues	3,022	2,509
Accumulated provision for expected credit loss	2,920	3,577
Accumulated write-down of inventories to net realizable values	662	699
Lease liability over ROU assets under IFRS 16	581	666
Unrealized foreign exchange gains (losses)	403	(457)
Customer list and trademark	129	1,116
Fixed asset impairment/depreciation due to shortened life of property and equipment	79	61
NOLCO	10	88
Excess MCIT over RCIT	1	3
Derivative financial instruments	(30)	33
Taxes and duties capitalized	(141)	(124)
Capitalized charges and others	(1,205)	117
Total deferred income tax assets – net	13,385	19,556
Net deferred income tax liabilities:
Investment property	241	569
Unrealized foreign exchange gains	5	167
Intangible assets and fair value adjustment on assets acquired – net of amortization	—	70
Others	(77)	(80)
Total deferred income tax liabilities	169	726

Changes in our consolidated net deferred income tax assets (liabilities) as at December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Net deferred income tax assets – balances at beginning of the year	19,556	23,623
Net deferred income tax liabilities – balances at beginning of the year	(726)	(2,583)
Net balances at beginning of the year	18,830	21,040
Provision for deferred income tax	(2,348)	(3,989)
Movement charged directly to other comprehensive income (loss)	(3,239)	1,811
Others	(27)	(32)
Net balances at end of the year	13,216	18,830
Net deferred income tax assets – balances at end of the year	13,385	19,556
Net deferred income tax liabilities – balances at end of the year	(169)	(726)

The impact of the change in tax rates in our deferred income tax assets and liabilities under the CREATE law is included in the deferred income tax assets charged directly to other comprehensive income and provision for deferred income tax.

The analysis of our consolidated net deferred income tax assets as at December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Deferred income tax assets:
Deferred income tax assets to be recovered after 12 months	10,127	13,041
Deferred income tax assets to be recovered within 12 months	3,258	6,515
	13,385	19,556

The analysis of our consolidated net deferred income tax liabilities as at December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Deferred income tax liabilities:
Deferred income tax liabilities to be settled after 12 months	(173)	(477)
Deferred income tax liabilities to be settled within 12 months	4	(249)
Net deferred income tax liabilities	(169)	(726)

Provision for income tax for the years ended December 31, 2021, 2020 and 2019 consist of:

	2021	2020	2019
	(in million pesos)
Current	5,130	4,452	3,283
Deferred (Note 3)	2,348	3,989	6,267
	7,478	8,441	9,550

The impact of the application of MCIT amounting to Php2 million, Php1,426 million and Php206 million for the years ended December 31, 2021, 2020 and 2019, respectively, was considered in the provisions for current and deferred income taxes.

The reconciliation between the provision for income tax at the applicable statutory tax rate and the actual provision for corporate income tax for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(in million pesos)
Provision for income tax at the applicable statutory tax rate	8,538	9,906	9,701
Tax effects of:
Nondeductible expenses	558	144	907
NOLCO/MCIT expiration	248	352	302
Tax adjustment due to CREATE	94	—	—
Loss (income) not subject to income tax	(50)	(27)	154
Income subject to final tax	(186)	(189)	(599)
Special deductible items and income subject to lower tax rate	(204)	(537)	(643)
Equity share in net income of associates and joint ventures	(284)	(20)	(220)
Difference between Optional Standard Deduction, OSD, and itemized deductions	(610)	(426)	(251)
Net movement in unrecognized deferred income tax assets and other adjustments	(626)	(762)	199
Actual provision for income tax	7,478	8,441	9,550

The breakdown of our consolidated deductible temporary differences, carryforward benefits of unused tax credits from excess of MCIT over RCIT, and NOLCO (excluding those not recognized due to the adoption of the OSD method) for which no deferred income tax assets were recognized and the equivalent amount of unrecognized deferred income tax assets as at December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Fixed asset impairment	1,286	1,284
Accumulated provision for expected credit losses	963	2,907
Provisions	787	761
NOLCO	327	1,358
Pension and other employee benefits	75	61
Unrealized foreign exchange losses	28	5
Excess MCIT over RCIT	22	20
Unearned revenues	21	17
Lease liability over ROU assets under IFRS 16	19	—
Accumulated write-down of inventories to net realizable values	13	2
Interest on subordinated shareholder advances	(4)	(4)
Operating lease	—	10
	3,537	6,421
Unrecognized deferred income tax assets	901	1,940

DMPI and ePLDT availed of the OSD method in computing their taxable income.  This assessment is based on projected taxable profits at a level where it is favorable to use OSD method.  These companies are also expected to avail of the OSD method in the foreseeable future.  Thus, certain deferred income tax assets of DMPI and ePLDT amounting to Php201 million and Php209 million as at December 31, 2021 and 2020, respectively, were not recognized.  Meanwhile, portion of the deferred income tax liability provided with valuation allowance due to OSD amounting to Php58 million as at December 31, 2021 pertains to the gain on fair value adjustment of PCEVs investment to VIH as PCEV expects to use the OSD method in computing its taxable income in the future when said gain is realized.

Our consolidated deferred income tax assets have been recorded to the extent that such consolidated deferred income tax assets are expected to be utilized against sufficient future taxable profit.  Deferred income tax assets shown in the preceding table were not recognized as we believe that future taxable profit will not be sufficient to realize these deductible temporary differences and carryforward benefits of unused tax credits from excess of MCIT over RCIT, and NOLCO in the future.

The breakdown of our consolidated excess MCIT and NOLCO as at December 31, 2021 are as follows:

Date Incurred	Expiry Date	MCIT	NOLCO
		(in million pesos)
December 31, 2019	December 31, 2022	7	1
December 31, 2020	December 31, 2023	14	—
December 31, 2020	December 31, 2025	—	183
December 31, 2021	December 31, 2024	2	—
December 31, 2021	December 31, 2026	—	181
		23	365
NOLCO incurred by foreign affiliates which can be carried over indefinitely		—	5
		23	370
Consolidated tax benefits		23	92
Consolidated unrecognized deferred income tax assets		(22)	(82)
Consolidated recognized deferred income tax assets		1	10

The excess MCIT totaling Php23 million as at December 31, 2021 can be deducted against future RCIT liability.  The excess MCIT that was deducted against RCIT amounted to Php2 million, Php1,426 million and Php206 million for the years ended December 31, 2021, 2020 and 2019, respectively.  No excess MCIT expired for the year ended December 31, 2021, while the amount of expired portion of excess MCIT amounted to Php1 million and Php10 million for the years ended December 31, 2020 and 2019, respectively.

NOLCO totaling Php365 million as at December 31, 2021 can be claimed as deduction against future taxable income.  The NOLCO claimed as deduction against taxable income amounted to Php556 million, Php2,109 million and Php9,530 million for the years ended December 31, 2021, 2020 and 2019, respectively.  The amount of expired NOLCO amounted to Php990 million, Php1,170 million and Php973 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Republic Act No. 11494 Bayanihan to Recover as One Act, or Bayanihan II

Republic Act No. 11494, otherwise known as the Bayanihan to Recover as One Act, or Bayanihan II, was signed by the President on September 11, 2020.  It contains the government’s second wave of relief measures to address the health and economic crises stemming from the COVID-19 outbreak.

As part of mitigating the costs and losses stemming from the disruption of economic activities, Bayanihan II extends the carry-over of the NOLCO incurred in 2021 and 2020 as deductions from gross income for the next five consecutive taxable years immediately following the year of the loss.  Hence, the carry-over period for the expiration of NOLCO incurred in 2021 and 2020 amounting to Php189 million and Php183 million, respectively, has been extended to five years from the previous three years.

Registration with Subic Bay Freeport Zone and Clark Special Economic Zone Enterprise Zone

SubicTel and ClarkTel are registered with the Subic Bay Freeport Zone and the Clark Special Economic Zone, or Economic Zones, respectively, under Republic Act No. 7227 otherwise known as the Bases Conversion and Development Act of 1992.  As registrants, SubicTel and ClarkTel are entitled to all the rights, privileges and benefits established thereunder including tax and duty-free importation of capital equipment and a special income tax rate of 5% of gross income, as defined in Republic Act No. 7227.  SubicTel’s entitlement to 5% gross income tax expired last December 26, 2021.  Thus, income generated thereafter is subject to RCIT.

Our consolidated income derived from non-registered activities within the Economic Zones is subject to the RCIT rate at the end of the reporting period.